INVESTMENTS - EQUITY SECURITIES - Summary of Cost and Fair Value of Investments in Equity Securities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Investment Income [Line Items]
Cost		$ 999	$ 999
Unrealized Gain		144
Equity Securities Readily Determinable Fair Value Cumulative Unrealized Loss			(90)
Fair Value		1,143	$ 909
Cost	$ 999	999
Unrealized gain	531	144
Fair value	$ 1,530	$ 1,143